Federated Hermes MDT Large Cap Growth Fund
Portfolio of Investments
April 30, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Communication Services—11.4%
837,674		Alphabet, Inc., Class A	$ 322,336,955
21,835	[1]	Live Nation Entertainment, Inc.	3,448,620
286,036		Meta Platforms, Inc.	175,028,289
280,807	[1]	Netflix, Inc.	26,286,343
1,146,047	[1]	Pinterest, Inc.	22,531,284
43,370	[1]	Reddit, Inc.	6,385,365
46,955	[1]	Roku, Inc.	5,473,075
16,815	[1]	Take-Two Interactive Software, Inc.	3,594,375
1,142,724	[1]	Trade Desk, Inc./The	26,956,859
		TOTAL	592,041,165
		Consumer Discretionary—13.7%
179,731	[1]	Airbnb, Inc.	25,227,043
920,752	[1]	Amazon.com, Inc.	244,054,525
253,573		Booking Holdings, Inc.	42,691,550
111,427	[1]	Chewy, Inc.	2,832,475
72,124	[1]	Deckers Outdoor Corp.	7,371,073
23,801	[1]	Duolingo, Inc.	2,620,490
31,799		eBay, Inc.	3,290,561
236,806	[1]	Five Below, Inc.	55,805,702
283,583	[1]	Lululemon Athletica, Inc.	39,049,379
507,908	[1]	Tesla, Inc.	193,832,930
41,556		TJX Cos., Inc.	6,513,903
1,007,886	[1]	Viking Holdings Ltd.	82,555,942
17,402		Yum! Brands, Inc.	2,778,229
		TOTAL	708,623,802
		Consumer Staples—3.3%
160,606		Costco Wholesale Corp.	162,939,605
195,918	[1]	Maplebear, Inc.	8,297,127
		TOTAL	171,236,732
		Energy—0.1%
22,888		Weatherford International PLC	2,525,691
		Financials—6.1%
78,035		Ameriprise Financial, Inc.	37,050,238
188,926		Bank of New York Mellon Corp.	25,385,987
134,624		Charles Schwab Corp.	12,336,943
2,135,792	[1]	Fiserv, Inc.	133,807,369
154,522		Mastercard, Inc.	77,712,204
91,867		Visa, Inc., Class A	30,301,411
		TOTAL	316,594,152
		Health Care—6.7%
490,516		AbbVie, Inc.	103,655,841
34,926	[1]	Align Technology, Inc.	6,147,325
58,464	[1]	Alnylam Pharmaceuticals, Inc.	18,094,023
54,134		Amgen, Inc.	18,743,898
34,907		Cardinal Health, Inc.	6,732,862
29,796		Cencora, Inc.	9,177,466
80,737		Eli Lilly & Co.	75,456,800

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
50,950		Gilead Sciences, Inc.	$ 6,666,298
46,657	[1]	Illumina, Inc.	5,913,308
11,700	[1]	Insulet Corp.	2,014,038
67,380	[1]	Intuitive Surgical, Inc.	30,833,762
54,967		Regeneron Pharmaceuticals, Inc.	38,864,967
97,962	[1]	Veeva Systems, Inc.	15,279,133
23,862	[1]	Vertex Pharmaceuticals, Inc.	10,198,142
		TOTAL	347,777,863
		Industrials—7.3%
68,054		Allison Transmission Holdings, Inc.	9,143,055
13,459		Automatic Data Processing, Inc.	2,852,500
308,672		GE Aerospace	89,493,273
160,062		GE Vernova, Inc.	173,420,775
63,644		Paycom Software, Inc.	8,067,513
14,169		Trane Technologies PLC	6,978,799
449,429	[1]	Uber Technologies, Inc.	33,531,898
366,266		Veralto Corp.	32,304,661
76,851		Vertiv Holdings Co.	25,244,785
		TOTAL	381,037,259
		Information Technology—48.9%
289,502	[1]	Adobe, Inc.	71,246,442
136,392	[1]	Advanced Micro Devices, Inc.	48,349,600
99,453		Amphenol Corp., Class A	14,646,443
1,013,697		Apple, Inc.	275,066,681
122,688		Applied Materials, Inc.	48,399,189
6,201	[1]	AppLovin Corp.	2,767,816
698,605	[1]	Arista Networks, Inc.	120,656,070
259,038	[1]	Atlassian Corp. PLC	17,767,416
105,884	[1]	Autodesk, Inc.	25,094,508
689,465		Broadcom, Inc.	287,803,375
74,018	[1]	Cadence Design Systems, Inc.	24,395,593
38,659	[1]	Crowdstrike Holdings, Inc.	17,232,249
58,165		Dell Technologies, Inc.	12,153,577
137,285	[1]	DocuSign, Inc.	6,313,737
36,196	[1]	EPAM Systems, Inc.	4,118,381
104,134	[1]	Everpure, Inc.	7,440,374
540,641	[1]	Fortinet, Inc.	45,581,443
222,555	[1]	Gartner, Inc., Class A	33,047,192
178,090	[1]	GoDaddy, Inc.	15,456,431
252,384		Intuit, Inc.	98,051,184
20,849		KLA Corp.	36,493,047
451,282		Lam Research Corp.	116,367,577
60,091	[1]	Lumentum Holdings, Inc.	54,221,311
172,183		Marvell Technology, Inc.	28,436,022
574,768		Microsoft Corp.	234,378,895
31,371	[1]	MongoDB, Inc.	7,868,788
93,707		Motorola Solutions, Inc.	41,140,184
192,725		NetApp, Inc.	21,348,148
1,741,070		NVIDIA Corp.	347,465,340
76,000		Oracle Corp.	12,265,640
599,968	[1]	Palantir Technologies, Inc.	83,461,549
582,039		Qualcomm, Inc.	104,522,564

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
252,494		Salesforce, Inc.	$ 44,572,766
704,113	[1]	ServiceNow, Inc.	62,180,219
165,196	[1]	Snowflake, Inc.	22,544,298
164,187		Teradyne, Inc.	56,393,309
212,384		Texas Instruments, Inc.	59,696,895
6,530	[1]	Tyler Technologies, Inc.	2,227,644
225,319	[1]	Workday, Inc.	27,579,046
		TOTAL	2,538,750,943
		Materials—0.3%
188,591		Celanese Corp.	12,778,926
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,954,160,589)	5,071,366,533
		INVESTMENT COMPANY—2.2%
116,642,767		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[2] (IDENTIFIED COST $116,642,767)	116,642,767
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $4,070,803,356)	5,188,009,300
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(252,851)
		NET ASSETS—100%	$5,187,756,449
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 7/31/2025	$75,787,511
Purchases at Cost	$1,282,747,072
Proceeds from Sales	$(1,241,891,816)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2026	$116,642,767
Shares Held as of 4/30/2026	116,642,767
Dividend Income	$2,738,380

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”) certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the

Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At April 30, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.